Commitments, third-party guarantees, contingent assets and liabilities	12 Months Ended
Dec. 31, 2021
Commitments, third-party guarantees, contingent assets and liabilities [Abstract]
Commitments, third-party guarantees, contingent assets and liabilities
Note 19.- Commitments, third-party guarantees, contingent assets and liabilities

Contractual obligations

The following tables show the breakdown of the third-party commitments and contractual obligations as of December 31, 2021 and 2020:

2021	Total	2022	2023 and 2024	2025 and 2026	Subsequent

Corporate debt (Note 14)	1,023,071	27,881	11,989	433,232	549,969
Loans with credit institutions (project debt) (Note 15)	4,010,825	289,755	624,633	801,713	2,294,724
Notes and bonds (project debt) (Note 15)	1,025,368	45,650	100,850	108,512	770,355
Purchase commitments*	1,570,831	79,261	191,171	159,297	1,141,102
Accrued interest estimate during the useful life of loans	2,029,376	267,645	497,587	427,159	836,985

2020	Total	2021	2022 and 2023	2024 and 2025	Subsequent

Corporate debt (Note 14)	993,725	23,648	2,036	450,169	517,872
Loans with credit institutions (project debt) (Note 15)	4,123,856	261,800	583,259	770,507	2,508,290
Notes and bonds (project debt) (Note 15)	1,113,758	50,558	100,911	109,884	852,405
Purchase commitments*	1,709,660	93,791	160,211	172,776	1,282,881
Accrued interest estimate during the useful life of loans	2,309,597	286,724	541,652	468,060	1,013,161

* Purchase commitments include lease commitments for lease arrangements accounted for under IFRS 16 for $107.6 million as of December 31, 2021 ($94.6 million as of December 31, 2020), of which $7.3 million is due within one year and $100.3 million thereafter as of December 31, 2021 ($5.3 million due within one year and $89.3 million thereafter as of December 31, 2020).

Third-party guarantees

As of December 31, 2021, the sum of bank guarantees and surety bonds deposited by the subsidiaries of the Company as a guarantee to third parties (clients, financial entities and other third parties) amounted to $92.7 million ($36.2 million as of December 31, 2020). The increase primarily relates to Coso and Rioglass, which are businesses acquired by the Company in 2021 (Note 5). In addition, Atlantica Sustainable Infrastructure plc had outstanding guarantees amounting to $174.2 million as of December 31, 2021 ($159.8 million as of December 31, 2020). Guarantees issued by Atlantica Sustainable Infrastructure plc correspond mainly to guarantees provided to off-takers in PPAs, guarantees for debt service reserve accounts and guarantees for points of access for renewable energy projects.

Corporate debt guarantees

The payment obligations under the Green Senior Notes, the Revolving Credit Facility, the Note Issuance Facility 2020 and the 2020 Green Private Placement are guaranteed on a senior unsecured basis by following subsidiaries of the Company: Atlantica Infraestructura Sostenible, S.L.U., Atlantica Peru, S.A., ACT Holding, S.A. de C.V., Atlantica Investments Limited, Atlantica Newco Limited and Atlantica North America LLC. The Revolving Credit Facility and the 2020 Green Private Placement are also secured with a pledge over the shares of the subsidiary guarantors.

Legal Proceedings

In 2018, an insurance company covering certain Abengoa obligations in Mexico claimed certain amounts related to a potential loss. Atlantica reached an agreement under which Atlantica´s maximum theoretical exposure would in any case be limited to approximately $35 million, including $2.5 million to be held in an escrow account. In January 2019, the insurance company called on this $2.5 million from the escrow account and Abengoa reimbursed this amount. The insurance company could claim additional amounts if they faced new losses after following a process agreed between the parties and, in any case, Atlantica would only make payments if and when the actual loss has been confirmed and after arbitration if the Company initiates it. The Company used to have indemnities from Abengoa for certain potential losses, but such indemnities are no longer valid following the insolvency filing by Abengoa S.A. in February 2021.

In addition, during 2021, several lawsuits were filed related to the February 2021 winter storm Uri in Texas against among others Electric Reliability Council of Texas (ERCOT), two utilities in Texas and more than 230 individual power generators, including Post Oak Wind, LLC, the project company owner of Lone Star I, one of the wind assets in Vento II where the Company currently has a 49% equity interest. The basis for the lawsuit is that the defendants failed to properly prepare for cold weather, including failure to implement measures and equipment to protect against cold weather, and failed to properly conduct their operations before and during the storm.

Atlantica is not a party to any other significant legal proceedings other than legal proceedings arising in the ordinary course of its business. Atlantica is party to various administrative and regulatory proceedings that have arisen in the ordinary course of business.

While Atlantica does not expect these proceedings, either individually or in combination, to have a material adverse effect on its financial position or results of operations, because of the nature of these proceedings Atlantica is not able to predict their ultimate outcomes, some of which may be unfavorable to Atlantica.